Allowance for Loan Losses	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Allowance for Loan Losses

Note 4 - Allowance for Loan Losses

Changes in the allowance for loan losses for the years ended December 31, 2017, 2016 and 2015 are presented below:

Commercial	2017	2016	2015
	(dollars in thousands)
Balance, beginning of year	$1,404	$1,310	$1,716
Provision (recovery) charged to operations	(72)	175	(527)
Charge-offs	(31)	(146)	(89)
Recoveries	100	65	210
Net (charge-offs)	69	(81)	121
Other	—	—	—
Balance, end of year	$1,401	$1,404	$1,310

Note 4 - Allowance for Loan Losses (Continued)

Non-Commercial	2017	2016	2015
	(dollars in thousands)
Balance, beginning of year	$1,303	$1,574	$2,022
Provision (recovery) charged to operations	(164)	(263)	(93)
Charge-offs	(177)	(244)	(500)
Recoveries	95	236	145
Net (charge-offs)	(82)	(8)	(355)
Other	—	—	—
Balance, end of year	$1,057	$1,303	$1,574

Total	2017	2016	2015
	(dollars in thousands)
Balance, beginning of year	$2,707	$2,884	$3,738
Provision (recovery) charged to operations	(236)	(88)	(620)
Charge-offs	(208)	(390)	(589)
Recoveries	195	301	355
Net (charge-offs)	(13)	(89)	(234)
Other	—	—	—
Balance, end of year	$2,458	$2,707	$2,884

The following table shows period-end loans and reserve balances by loan segment both individually and collectively evaluated for impairment at December 31, 2017 and 2016:

December 31, 2017	Individually Evaluated		Collectively Evaluated		Total
	Reserve	Loans	Reserve	Loans	Reserve	Loans
	(dollars in thousands)
Commercial	$22	$1,788	$1,379	$208,022	$1,401	$209,810
Non-Commercial	172	3,781	885	143,280	1,057	147,061
Total	$194	$5,569	$2,264	$351,302	$2,458	$356,871

December 31, 2016	Individually Evaluated		Collectively Evaluated		Total
	Reserve	Loans	Reserve	Loans	Reserve	Loans
	(dollars in thousands)
Commercial	$16	$1,993	$1,388	$190,229	$1,404	$192,222
Non-Commercial	123	4,096	1,180	145,511	1,303	149,607
Total	$139	$6,089	$2,568	$335,740	$2,707	$341,829

Note 4 - Allowance for Loan Losses (Continued)

Past due loan information is used by management when assessing the adequacy of the allowance for loan loss. The following tables summarize the past due information of the loan portfolio by class:

December 31, 2017	Loans 30-89 Days Past Due	Loans 90 Days or More Past due and Non - Accrual	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
	(dollars in thousands)
Commercial	$—	$34	$34	$54,878	$54,912	$—
Real estate - commercial	—	377	377	114,335	114,712	—
Other real estate construction	—	51	51	40,135	40,186	—
Real estate construction	—	—	—	5,024	5,024	—
Real estate - residential	579	540	1,119	76,800	77,919	—
Home equity	108	23	131	50,375	50,506	—
Consumer loan	83	—	83	10,691	10,774	—
Other loans	—	—	—	2,838	2,838	—
Total	$770	$1,025	$1,795	$355,076	$356,871	$—

December 31, 2016	Loans 30-89 Days Past Due	Loans 90 Days or More Past due and Non - Accrual	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
	(dollars in thousands)
Commercial	$—	$—	$—	$55,752	$55,752	$—
Real estate - commercial	—	392	392	109,360	109,752	—
Other real estate construction	106	190	296	26,422	26,718	—
Real estate construction	—	—	—	5,625	5,625	—
Real estate - residential	510	846	1,356	80,413	81,769	—
Home equity	66	22	88	50,727	50,815	—
Consumer loan	36	—	36	9,675	9,711	—
Other loans	—	—	—	1,687	1,687	—
Total	$718	$1,450	$2,168	$339,661	$341,829	$—

Once a loan becomes 90 days past due, the loan is automatically transferred to a nonaccrual status. The exception to this policy is credit card loans that remain in accrual status 90 days or more until they are paid current or charged off.

Note 4 - Allowance for Loan Losses (Continued)

The composition of nonaccrual loans by class as of December 31, 2017 and 2016 is as follows:

	2017	2016
	(dollars in thousands)
Commercial	$34	$—
Real estate - commercial	377	392
Other real estate construction	51	190
Real estate 1 – 4 family construction	—	—
Real estate – residential	540	846
Home equity	23	22
Consumer loans	—	—
Other loans	—	—
	$1,025	$1,450

Loans that are in nonaccrual status or 90 days past due and still accruing are considered to be nonperforming. During 2017, nonperforming loans decreased from $1.5 million at December 31, 2016 to $1.0 million at December 31, 2017, a decrease of $425,000. The main relationship driving the decrease in nonaccruals is a loan that was sold during 2017.

Management uses a risk-grading program to facilitate the evaluation of probable inherent loan losses and to measure the adequacy of the allowance for loan losses. In this program, risk grades are initially assigned by the loan officers and reviewed and monitored by the lenders and credit administration on an ongoing basis. The program has eight risk grades summarized in five categories as follows:

Pass: Loans that are pass grade credits include loans that are fundamentally sound and risk factors are reasonable and acceptable. They generally conform to policy with only minor exceptions and any major exceptions are clearly mitigated by other economic factors.

Watch: Loans that are watch credits include loans on management’s watch list where a risk concern may be anticipated in the near future.

Substandard: Loans that are considered substandard are loans that are inadequately protected by current sound net worth, paying capacity of the obligor or the value of the collateral pledged. All nonaccrual loans are graded as substandard.

Doubtful: Loans that are considered to be doubtful have all weaknesses inherent in loans classified substandard, plus the added characteristic that the weaknesses make the collection or liquidation in full on the basis of current existing facts, conditions and values highly questionable and improbable.

Loss: Loans that are considered to be a loss are considered to be uncollectible and of such little value that their continuance as bankable assets is not warranted.

The tables below summarize risk grades of the loan portfolio by class as of December 31, 2017 and 2016:

December 31, 2017	Pass	Watch	Sub- standard	Doubtful	Total
	(dollars in thousands)
Commercial	$53,649	$1,215	$48	$—	$54,912
Real estate - commercial	109,224	3,321	2,167	—	114,712
Other real estate construction	38,082	1,713	391	—	40,186
Real estate 1 - 4 family construction	5,024	—	—	—	5,024
Real estate - residential	69,645	7,119	1,155	—	77,919
Home equity	49,743	740	23	—	50,506
Consumer loans	10,709	64	1	—	10,774
Other loans	2,838	—	—	—	2,838
Total	$338,914	$14,172	$3,785	$—	$356,871

Note 4 - Allowance for Loan Losses (Continued)

December 31, 2016	Pass	Watch	Sub- standard	Doubtful	Total
	(dollars in thousands)
Commercial	$54,906	$827	$19	$—	$55,752
Real estate - commercial	105,366	1,937	2,449	—	109,752
Other real estate construction	24,312	1,876	530	—	26,718
Real estate 1 - 4 family construction	5,625	—	—	—	5,625
Real estate - residential	71,105	8,551	2,113	—	81,769
Home equity	49,818	973	24	—	50,815
Consumer loans	9,545	163	3	—	9,711
Other loans	1,687	—	—	—	1,687
Total	$322,364	$14,327	$5,138	$—	$341,829

The following tables show the breakdown between performing and nonperforming loans by class as of December 31, 2017 and 2016:

December 31, 2017	Performing	Non- Performing	Total
	(dollars in thousands)
Commercial	$54,878	$34	$54,912
Real estate - commercial	114,335	377	114,712
Other real estate construction	40,135	51	40,186
Real estate 1 – 4 family construction	5,024	—	5,024
Real estate – residential	77,379	540	77,919
Home equity	50,483	23	50,506
Consumer loans	10,774	—	10,774
Other loans	2,838	—	2,838
Total	$355,846	$1,025	$356,871

December 31, 2016	Performing	Non- Performing	Total
	(dollars in thousands)
Commercial	$55,752	$—	$55,752
Real estate - commercial	109,360	392	109,752
Other real estate construction	26,528	190	26,718
Real estate 1 – 4 family construction	5,625	—	5,625
Real estate – residential	80,923	846	81,769
Home equity	50,793	22	50,815
Consumer loans	9,711	—	9,711
Other loans	1,687	—	1,687
Total	$340,379	$1,450	$341,829

Note 4 - Allowance for Loan Losses (Continued)

Loans are considered impaired when, based on current information and events it is probable the Company will be unable to collect all amounts due in accordance with the original contractual terms of the loan agreement. If a loan is deemed impaired, a valuation analysis is performed and a specific reserve is allocated if necessary. The tables below summarize the loans deemed impaired and the amount of specific reserves allocated by class as of December 31, 2017 and 2016:

	As of December 31, 2017				Year Ended December 31, 2017
		Recorded	Recorded
	Unpaid	Investment	Investment		Average
	Principal	With No	With	Related	Recorded	Interest
	Balance	Allowance	Allowance	Allowance	Investment	Income
	(dollars in thousands)
Commercial	$44	$10	$34	$10	$25	$2
Real estate - commercial	1,593	1,305	288	9	1,650	72
Other real estate construction	689	101	50	3	208	5
Real estate 1 -4 family construction	—	—	—	—	3	—
Real estate - residential	3,701	1,319	2,382	171	3,762	179
Home equity	35	22	13	1	66	1
Consumer loans	45	45	—	—	53	4
Other loans	—	—	—	—	—	—
Total	$6,107	$2,802	$2,767	$194	$5,767	$263

					Year Ended
	As of December 31, 2016				December 31, 2016
		Recorded	Recorded
	Unpaid	Investment	Investment		Average
	Principal	With No	With	Related	Recorded	Interest
	Balance	Allowance	Allowance	Allowance	Investment	Income
	(dollars in thousands)
Commercial	$29	$13	$16	$2	$31	$8
Real estate - commercial	1,671	1,552	119	9	887	64
Other real estate construction	831	190	103	5	296	6
Real estate 1 -4 family construction	6	—	6	—	9	1
Real estate - residential	3,994	2,072	1,922	123	4,434	201
Home equity	35	35	—	—	49	1
Consumer loans	61	61	—	—	71	6
Other loans	—	—	—	—	—	—
Total	$6,627	$3,923	$2,166	$139	$5,777	$287

					Year Ended
	As of December 31, 2015				December 31, 2015
		Recorded	Recorded
	Unpaid	Investment	Investment		Average
	Principal	With No	With	Related	Recorded	Interest
	Balance	Allowance	Allowance	Allowance	Investment	Income
	(dollars in thousands)
Commercial	$97	$80	$17	$2	$81	$4
Real estate - commercial	620	498	122	9	1,121	42
Other real estate construction	840	195	107	7	281	3
Real estate 1 -4 family construction	13	—	13	—	16	1
Real estate - residential	4,343	1,507	2,836	163	4,798	200
Home equity	28	28	—	—	50	1
Consumer loans	75	75	—	—	37	2
Other loans	—	—	—	—	—	—
Total	$6,016	$2,383	$3,095	$181	$6,384	$253